Accounts payable	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Accounts payable
23.	ACCOUNTS PAYABLE

	2022		2021		2020
	Non-current	Current	Non-current	Current	Non-current	Current
Trade payable and related parties (1)	4	2,498	8	1,880	8	1,627
Guarantee deposits	1	5	-	7	-	9
Payables with partners of JO	1	50	1	60	-	60
Miscellaneous	-	11	-	16	-	21

	6	2,564	9	1,963	8	1,717

(1)	For more information about related parties, see Note 36.